Related Party Transactions - Shared Services Agreements with Strathspey Crown Limited, LLC (Details) - Shared Services Agreements - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2019	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Agreement term	1 year
Agreement renewal term	1 year
Period to provide notice for termination	60 days
Expenses		$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.1
Strathspey Crown Holdings Group, LLC ("SCH")
Related Party Transactions
Percentage of markup	10.00%